Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Timing of Equity Awards. We do not currently grant stock options or stock appreciation rights to our employees under our long-term incentive program; therefore, we do not have a policy or practice regarding grant timing for these types of awards. However, eligible employees may voluntarily enroll in our Employee Stock Purchase Plan and receive an option to purchase shares at a discount using payroll deductions accumulated during the applicable offering period. With respect to other equity awards, we do not have a formal policy regarding the timing of grants. However, we generally grant annual equity awards to our named executive officers and other eligible employees at the Compensation Committee’s regularly scheduled meeting in February of each year or shortly thereafter through unanimous written consent. Outside of our annual equity award cycle, we grant equity awards at other times throughout the year, such as to new employee hires, to employees receiving promotions, or in other relevant circumstances.